Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–62.58%
Aerospace & Defense–2.82%
General Dynamics Corp.	24,599	$5,932,787
Raytheon Technologies Corp.	161,029	15,953,143
Textron, Inc.	192,295	14,302,902
		36,188,832
Apparel Retail–0.89%
TJX Cos., Inc. (The)	187,779	11,375,652
Application Software–0.62%
Splunk, Inc.(b)	53,124	7,894,758
Automobile Manufacturers–1.81%
General Motors Co.(b)	529,422	23,156,918
Building Products–0.82%
Johnson Controls International PLC	161,207	10,570,343
Cable & Satellite–1.71%
Charter Communications, Inc., Class A(b)	17,355	9,467,500
Comcast Corp., Class A	265,065	12,410,343
		21,877,843
Casinos & Gaming–0.50%
Las Vegas Sands Corp.(b)	163,916	6,371,415
Communications Equipment–1.28%
Cisco Systems, Inc.	294,429	16,417,361
Construction & Engineering–0.80%
Quanta Services, Inc.	77,668	10,221,886
Consumer Finance–1.12%
American Express Co.	76,786	14,358,982
Data Processing & Outsourced Services–1.31%
Fiserv, Inc.(b)	79,252	8,036,153
PayPal Holdings, Inc.(b)	75,736	8,758,868
		16,795,021
Distillers & Vintners–0.86%
Diageo PLC (United Kingdom)	217,459	10,991,072
Diversified Banks–4.00%
Bank of America Corp.	521,194	21,483,617
Wells Fargo & Co.	616,403	29,870,889
		51,354,506
Electric Utilities–1.70%
American Electric Power Co., Inc.	74,555	7,438,352
Exelon Corp.	160,871	7,662,286
FirstEnergy Corp.	144,791	6,640,115
		21,740,753
Electrical Components & Equipment–0.60%
Emerson Electric Co.	78,078	7,655,548
Shares		Value
Electronic Manufacturing Services–0.51%
TE Connectivity Ltd. (Switzerland)	50,058	$6,556,597
Fertilizers & Agricultural Chemicals–1.09%
Corteva, Inc.	243,219	13,980,228
Food Distributors–1.22%
Sysco Corp.(c)	95,413	7,790,471
US Foods Holding Corp.(b)	209,284	7,875,357
		15,665,828
Gold–0.56%
Barrick Gold Corp. (Canada)	293,440	7,198,083
Health Care Distributors–0.93%
McKesson Corp.	39,058	11,956,826
Health Care Equipment–1.69%
Medtronic PLC	127,524	14,148,788
Zimmer Biomet Holdings, Inc.	58,592	7,493,917
		21,642,705
Health Care Facilities–0.69%
Universal Health Services, Inc., Class B	61,435	8,905,003
Health Care Services–1.78%
Cigna Corp.	55,404	13,275,353
CVS Health Corp.	93,996	9,513,335
		22,788,688
Hotels, Resorts & Cruise Lines–0.87%
Booking Holdings, Inc.(b)	4,761	11,180,970
Industrial Machinery–0.77%
Parker-Hannifin Corp.	34,737	9,856,971
Insurance Brokers–0.79%
Willis Towers Watson PLC	42,966	10,149,429
Integrated Oil & Gas–1.46%
Chevron Corp.	115,289	18,772,508
Internet & Direct Marketing Retail–0.73%
Amazon.com, Inc.(b)	2,889	9,417,996
Investment Banking & Brokerage–2.92%
Charles Schwab Corp. (The)	139,056	11,723,811
Goldman Sachs Group, Inc. (The)	42,613	14,066,551
Morgan Stanley	132,962	11,620,879
		37,411,241
IT Consulting & Other Services–1.94%
Cognizant Technology Solutions Corp., Class A	277,308	24,866,208
Managed Health Care–1.35%
Anthem, Inc.	17,540	8,615,999
Centene Corp.(b)	103,607	8,722,673
		17,338,672

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Movies & Entertainment–1.43%
Netflix, Inc.(b)	17,242	$6,458,681
Walt Disney Co. (The)(b)	86,227	11,826,895
		18,285,576
Multi-line Insurance–1.69%
American International Group, Inc.(c)	345,960	21,715,909
Oil & Gas Exploration & Production–4.20%
Canadian Natural Resources Ltd. (Canada)	145,651	9,018,793
ConocoPhillips	224,071	22,407,100
Devon Energy Corp.	208,807	12,346,758
Pioneer Natural Resources Co.	40,378	10,095,711
		53,868,362
Other Diversified Financial Services–0.48%
Voya Financial, Inc.	93,395	6,196,758
Pharmaceuticals–4.08%
Bristol-Myers Squibb Co.	183,134	13,374,276
GlaxoSmithKline PLC	343,532	7,407,901
Johnson & Johnson	40,686	7,210,780
Merck & Co., Inc.	170,908	14,023,002
Sanofi (France)	101,647	10,366,393
		52,382,352
Railroads–1.48%
CSX Corp.	506,571	18,971,084
Real Estate Services–1.49%
CBRE Group, Inc., Class A(b)	209,044	19,131,707
Regional Banks–2.62%
Citizens Financial Group, Inc.	322,718	14,628,807
PNC Financial Services Group, Inc. (The)	30,692	5,661,139
Truist Financial Corp.	234,377	13,289,176
		33,579,122
Semiconductors–2.32%
Intel Corp.	245,748	12,179,271
NXP Semiconductors N.V. (China)	42,190	7,808,525
QUALCOMM, Inc.	64,062	9,789,955
		29,777,751
Specialty Chemicals–0.04%
Axalta Coating Systems Ltd.(b)	20,792	511,067
Tobacco–1.23%
Philip Morris International, Inc.	167,704	15,754,114
Trading Companies & Distributors–0.48%
Ferguson PLC(c)	45,597	6,115,470
Wireless Telecommunication Services–0.90%
T-Mobile US, Inc.(b)	89,764	11,521,209
Total Common Stocks & Other Equity Interests (Cost $512,708,119)		802,469,324
Principal Amount
U.S. Dollar Denominated Bonds & Notes–20.25%
Aerospace & Defense–0.20%
Boeing Co. (The), 5.81%, 05/01/2050	$1,625,000	1,882,173
Principal Amount		Value
Aerospace & Defense–(continued)
Precision Castparts Corp., 2.50%, 01/15/2023	$333,000	$334,118
Raytheon Technologies Corp., 4.45%, 11/16/2038	308,000	335,150
		2,551,441
Agricultural & Farm Machinery–0.09%
Deere & Co., 2.60%, 06/08/2022	1,161,000	1,162,524
Agricultural Products–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	291,014
Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034	402,000	444,605
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	238,244
		682,849
Airlines–0.31%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	272,034	263,095
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026(d)	1,732,000	1,620,179
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	1,157,000	1,043,614
United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	270,463	271,576
Series 2014-2, Class A, 3.75%, 09/03/2026	334,836	327,361
Series 2018-1, Class AA, 3.50%, 03/01/2030	426,955	413,849
		3,939,674
Alternative Carriers–0.20%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	2,743,000	2,501,273
Application Software–1.04%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	5,339,000	5,007,982
salesforce.com, inc., 2.70%, 07/15/2041	1,413,000	1,255,486
Splunk, Inc., Conv., 1.13%, 06/15/2027	6,876,000	6,600,960
Workday, Inc., 3.50%, 04/01/2027	528,000	528,223
		13,392,651
Asset Management & Custody Banks–0.29%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	2,755,000	2,788,315
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	445,000	450,631
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	372,000	416,642
		3,655,588
Automobile Manufacturers–0.28%
American Honda Finance Corp., 2.05%, 01/10/2023	1,540,000	1,545,110
General Motors Co., 6.60%, 04/01/2036	377,000	438,941
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
General Motors Financial Co., Inc., 5.25%, 03/01/2026	$480,000	$503,213
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	1,138,000	1,102,081
		3,589,345
Biotechnology–0.54%
AbbVie, Inc.,
4.50%, 05/14/2035	694,000	746,506
4.05%, 11/21/2039	1,322,000	1,362,241
4.85%, 06/15/2044	264,000	293,823
Gilead Sciences, Inc., 3.25%, 09/01/2022	2,070,000	2,079,306
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,875,000	2,475,000
		6,956,876
Brewers–0.23%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	959,000	1,031,139
4.90%, 02/01/2046	538,000	599,194
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	945,722
Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	366,888
		2,942,943
Cable & Satellite–1.82%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	2,213,000	2,231,810
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	5,466,000	4,799,148
1.13%, 03/15/2028	2,850,000	2,562,150
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022	1,029,000	1,032,847
3.85%, 04/01/2061	1,067,000	861,179
Comcast Corp.,
4.15%, 10/15/2028	935,000	983,955
3.90%, 03/01/2038	756,000	781,217
2.89%, 11/01/2051(d)	352,000	298,224
2.94%, 11/01/2056(d)	265,000	219,966
Cox Communications, Inc., 2.95%, 10/01/2050(d)	202,000	159,636
DISH Network Corp., Conv., 3.38%, 08/15/2026	7,604,000	6,858,808
Liberty Broadband Corp., Conv., 1.25%, 09/30/2050(d)(f)	2,645,000	2,545,812
		23,334,752
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	339,000	405,853
Principal Amount		Value
Computer & Electronics Retail–0.19%
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023	$163,000	$168,008
6.02%, 06/15/2026	2,125,000	2,303,845
8.35%, 07/15/2046	4,000	5,866
		2,477,719
Consumer Finance–0.14%
American Express Co., 3.63%, 12/05/2024(c)	324,000	330,604
Capital One Financial Corp., 3.20%, 01/30/2023	958,000	966,500
Synchrony Financial, 3.95%, 12/01/2027	556,000	551,665
		1,848,769
Data Processing & Outsourced Services–0.11%
Fiserv, Inc., 3.80%, 10/01/2023	1,412,000	1,434,607
Diversified Banks–1.26%
Bank of America Corp.,
3.25%, 10/21/2027	525,000	523,209
2.57%, 10/20/2032(g)	874,000	795,542
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	700,000	714,350
Citigroup, Inc.,
4.00%, 08/05/2024	60,000	61,386
3.67%, 07/24/2028(g)	511,000	511,725
6.68%, 09/13/2043	741,000	978,022
5.30%, 05/06/2044	228,000	260,347
4.75%, 05/18/2046	356,000	382,521
Discover Bank, 3.35%, 02/06/2023	1,500,000	1,515,009
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(g)	1,775,000	1,732,414
JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	396,518
3.51%, 01/23/2029(g)	1,058,000	1,054,231
4.26%, 02/22/2048(g)	489,000	524,885
3.90%, 01/23/2049(g)	1,058,000	1,075,098
Series V, 4.29%(3 mo. USD LIBOR + 3.32%)(c)(h)(i)	732,000	732,000
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	200,000	204,432
Societe Generale S.A. (France), 5.00%, 01/17/2024(d)	735,000	749,373
U.S. Bancorp, Series W, 3.10%, 04/27/2026(c)	2,097,000	2,098,510
Wells Fargo & Co.,
3.55%, 09/29/2025	626,000	634,638
4.10%, 06/03/2026	505,000	518,248
4.65%, 11/04/2044	647,000	690,654
		16,153,112
Diversified Capital Markets–0.05%
Credit Suisse AG (Switzerland), 6.50%, 08/08/2023(d)	686,000	705,078
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	182,000	218,889
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032	$1,063,000	$952,917
Drug Retail–0.08%
CVS Pass-Through Trust, 6.04%, 12/10/2028	500,870	536,438
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	428,000	441,862
		978,300
Electric Utilities–0.53%
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	879,009
Georgia Power Co., Series B, 3.70%, 01/30/2050	350,000	326,231
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	1,227,000	1,160,962
NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023	2,415,000	2,381,382
3.55%, 05/01/2027	530,000	537,042
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	59,304
Xcel Energy, Inc.,
0.50%, 10/15/2023	566,000	548,492
3.50%, 12/01/2049	964,000	897,673
		6,790,095
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	270,809
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	353,000	355,688
Health Care Equipment–0.37%
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	463,382
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	3,404,000	3,588,497
Medtronic, Inc., 4.38%, 03/15/2035	249,000	277,142
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	348,000	434,652
		4,763,673
Health Care Services–0.08%
Cigna Corp., 4.80%, 08/15/2038	307,000	337,117
CVS Health Corp., 3.38%, 08/12/2024	361,000	365,419
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	263,000	280,827
		983,363
Health Care Technology–0.23%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027	3,430,000	2,910,355
Home Improvement Retail–0.20%
Home Depot, Inc. (The), 2.63%, 06/01/2022	2,010,000	2,012,354
Principal Amount		Value
Home Improvement Retail–(continued)
Lowe’s Cos., Inc., 4.25%, 04/01/2052	$497,000	$514,858
		2,527,212
Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%, 08/15/2022	182,000	181,337
Hotels, Resorts & Cruise Lines–0.26%
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	396,000	573,408
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	2,834,000	2,741,895
		3,315,303
Industrial Conglomerates–0.04%
Honeywell International, Inc., 0.48%, 08/19/2022	480,000	478,668
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	233,000	234,507
Integrated Oil & Gas–0.07%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	849,971
Integrated Telecommunication Services–0.29%
AT&T, Inc.,
3.00%, 06/30/2022	502,000	502,597
4.30%, 02/15/2030	318,000	336,355
3.50%, 09/15/2053	447,000	393,925
3.55%, 09/15/2055	157,000	139,006
3.80%, 12/01/2057	255,000	233,661
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	750,000	769,204
5.21%, 03/08/2047	700,000	753,023
Verizon Communications, Inc., 3.40%, 03/22/2041	561,000	527,394
		3,655,165
Interactive Home Entertainment–0.57%
Zynga, Inc., Conv., 0.00%, 12/15/2026(e)	7,098,000	7,261,254
Interactive Media & Services–0.16%
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026(d)	338,000	286,962
Twitter, Inc., Conv., 0.00%, 03/15/2026(e)	2,051,000	1,732,069
		2,019,031
Internet & Direct Marketing Retail–0.22%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	10,363
2.88%, 05/12/2041	2,996,000	2,771,963
		2,782,326
Internet Services & Infrastructure–0.23%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,055,000	2,900,722
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Investment Banking & Brokerage–0.66%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	$529,000	$542,458
2.91%, 07/21/2042(g)	323,000	279,170
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	6,118,000	6,986,144
Morgan Stanley, 4.00%, 07/23/2025	654,000	669,912
		8,477,684
IT Consulting & Other Services–0.11%
International Business Machines Corp., 2.88%, 11/09/2022(c)	1,421,000	1,427,467
Leisure Products–0.26%
Peloton Interactive, Inc., Conv., 0.00%, 02/15/2026(e)	4,003,000	3,327,494
Life & Health Insurance–0.75%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	853,000	891,356
Athene Global Funding, 2.75%, 06/25/2024(d)	260,000	256,215
Athene Holding Ltd., 3.45%, 05/15/2052	1,465,000	1,240,556
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,846,000	1,544,004
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	2,184,000	2,077,989
Guardian Life Global Funding, 2.90%, 05/06/2024(d)	689,000	689,675
Jackson National Life Global Funding, 3.25%, 01/30/2024(d)	453,000	456,308
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	440,000	482,185
Protective Life Global Funding, 2.62%, 08/22/2022(d)	1,865,000	1,873,739
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	141,136
		9,653,163
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	559,000	556,488
Movies & Entertainment–1.37%
Liberty Media Corp., Conv., 1.38%, 10/15/2023	5,671,000	8,021,629
Liberty Media Corp.-Liberty Formula One, Conv., 1.00%, 01/30/2023	540,000	1,024,853
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	2,015,000	3,565,341
Magallanes, Inc.,
3.79%, 03/15/2025(d)	1,720,000	1,720,711
5.05%, 03/15/2042(d)	835,000	853,456
5.14%, 03/15/2052(d)	1,036,000	1,062,388
Walt Disney Co. (The), 3.00%, 09/15/2022	1,350,000	1,360,780
		17,609,158
Multi-line Insurance–0.12%
American International Group, Inc., 4.38%, 01/15/2055	696,000	746,789
Principal Amount		Value
Multi-line Insurance–(continued)
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	$887,000	$810,356
		1,557,145
Multi-Utilities–0.09%
NiSource, Inc., 4.38%, 05/15/2047	571,000	583,434
Sempra Energy, 3.80%, 02/01/2038	559,000	549,544
		1,132,978
Office REITs–0.05%
Office Properties Income Trust, 4.00%, 07/15/2022	689,000	690,519
Oil & Gas Exploration & Production–0.07%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	601,031
ConocoPhillips, 4.15%, 11/15/2034	230,000	235,468
		836,499
Oil & Gas Refining & Marketing–0.04%
Valero Energy Corp., 4.00%, 06/01/2052(c)	531,000	500,458
Oil & Gas Storage & Transportation–0.62%
Energy Transfer L.P.,
Series 5Y, 4.20%, 09/15/2023	1,724,000	1,747,620
4.90%, 03/15/2035	344,000	348,961
5.30%, 04/01/2044	587,000	605,899
5.00%, 05/15/2050	724,000	735,491
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	28,757
4.25%, 02/15/2048	696,000	700,936
Kinder Morgan, Inc., 5.30%, 12/01/2034	407,000	446,943
MPLX L.P.,
4.50%, 07/15/2023	1,721,000	1,750,431
4.50%, 04/15/2038	810,000	829,599
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	499,802
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	210,341
		7,904,780
Other Diversified Financial Services–1.12%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	360,704
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	5,856,000	7,916,726
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	5,872,000	6,097,485
		14,374,915
Packaged Foods & Meats–0.00%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	64,550
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Paper Packaging–0.02%
International Paper Co., 6.00%, 11/15/2041	$223,000	$266,164
Personal Products–0.02%
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 03/24/2052(d)	315,000	316,095
Pharmaceuticals–0.86%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	2,905,000	2,909,415
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	1,008,321
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	621,000	669,096
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	85,462
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	1,556,000	1,894,307
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	2,342,000	2,912,862
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	1,182,000	1,165,009
Zoetis, Inc., 4.70%, 02/01/2043	333,000	372,586
		11,017,058
Property & Casualty Insurance–0.15%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	303,584
Markel Corp.,
5.00%, 03/30/2043	351,000	381,747
5.00%, 05/20/2049	497,000	561,742
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	663,646
		1,910,719
Railroads–0.25%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	399,000	359,773
CSX Corp., 5.50%, 04/15/2041	346,000	414,673
Norfolk Southern Corp., 3.40%, 11/01/2049	461,000	431,792
Union Pacific Corp.,
3.65%, 02/15/2024	92,000	93,563
3.20%, 05/20/2041	1,018,000	963,722
4.15%, 01/15/2045	426,000	439,913
3.84%, 03/20/2060	519,000	523,601
		3,227,037
Real Estate Services–0.22%
Redfin Corp., Conv., 0.00%, 10/15/2025(e)	3,783,000	2,806,513
Regional Banks–0.05%
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(c)	689,000	701,177
Reinsurance–0.07%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	501,737
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	352,000	360,454
		862,191
Principal Amount		Value
Renewable Electricity–0.05%
Oglethorpe Power Corp., 4.55%, 06/01/2044	$679,000	$691,505
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	705,000	708,105
Retail REITs–0.19%
Kimco Realty Corp., 3.20%, 04/01/2032(c)	1,500,000	1,460,329
Regency Centers L.P.,
2.95%, 09/15/2029	750,000	715,469
4.65%, 03/15/2049	256,000	276,889
		2,452,687
Semiconductors–0.92%
Broadcom, Inc.,
4.25%, 04/15/2026	2,495,000	2,560,736
3.47%, 04/15/2034(d)	640,000	594,062
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,114,972
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	3,865,000	4,404,392
Micron Technology, Inc.,
4.66%, 02/15/2030	680,000	711,906
3.37%, 11/01/2041	179,000	160,263
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026(d)	676,000	712,244
Texas Instruments, Inc., 2.63%, 05/15/2024	215,000	215,838
Wolfspeed, Inc., Conv., 0.25%, 02/15/2028(d)	1,204,000	1,367,293
		11,841,706
Specialized REITs–0.32%
American Tower Corp., 1.60%, 04/15/2026	852,000	790,843
Crown Castle International Corp.,
2.50%, 07/15/2031	1,413,000	1,262,836
4.75%, 05/15/2047	46,000	48,467
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,558,761
LifeStorage L.P., 3.50%, 07/01/2026	404,000	406,951
		4,067,858
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	168,885
Systems Software–0.48%
Mandiant, Inc.,
Series B, Conv., 1.63%, 06/01/2022(f)	1,795,000	1,795,018
Series A, Conv., 1.00%, 06/01/2025(f)	1,642,000	1,639,658
Microsoft Corp., 3.50%, 02/12/2035	404,000	423,989
Oracle Corp., 3.60%, 04/01/2040	965,000	839,131
VMware, Inc., 1.00%, 08/15/2024	1,509,000	1,440,063
		6,137,859
Technology Distributors–0.05%
Avnet, Inc., 4.63%, 04/15/2026	671,000	689,735
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.19%
Apple, Inc., 3.35%, 02/09/2027	$315,000	$322,014
Western Digital Corp., Conv., 1.50%, 02/01/2024	2,149,000	2,084,530
		2,406,544
Tobacco–0.21%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,215,123
Philip Morris International, Inc.,
3.60%, 11/15/2023	369,000	375,362
4.88%, 11/15/2043	1,102,000	1,155,441
		2,745,926
Trading Companies & Distributors–0.10%
Air Lease Corp.,
3.00%, 09/15/2023	63,000	62,764
4.25%, 09/15/2024	427,000	432,571
Aircastle Ltd., 4.40%, 09/25/2023	771,000	774,447
		1,269,782
Trucking–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	709,000	720,189
Wireless Telecommunication Services–0.32%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	628,337
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	533,000	539,520
4.30%, 02/15/2048	1,394,000	1,364,078
T-Mobile USA, Inc.,
2.70%, 03/15/2032(d)	1,074,000	978,337
3.40%, 10/15/2052(d)	750,000	640,553
		4,150,825
Total U.S. Dollar Denominated Bonds & Notes (Cost $256,781,809)		259,727,511
U.S. Treasury Securities–11.32%
U.S. Treasury Bills–0.00%
0.11% - 0.23%, 05/26/2022(j)(k)	11,000	10,993
U.S. Treasury Bonds–1.08%
4.50%, 02/15/2036(c)	2,636,800	3,338,230
4.50%, 08/15/2039	36,400	47,023
4.38%, 05/15/2040	72,800	92,706
2.38%, 02/15/2042	5,122,800	4,942,702
1.88%, 11/15/2051	6,243,700	5,478,847
		13,899,508
U.S. Treasury Notes–10.24%
1.50%, 02/29/2024(c)	24,664,300	24,306,860
1.75%, 03/15/2025	24,618,500	24,099,203
1.88%, 02/28/2027	54,068,000	52,627,595
1.88%, 02/28/2029(c)	25,222,100	24,353,120
1.88%, 02/15/2032	6,155,800	5,912,454
		131,299,232
Total U.S. Treasury Securities (Cost $149,226,471)		145,209,733
Shares		Value
Preferred Stocks–0.58%
Asset Management & Custody Banks–0.19%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	$2,375,779
Diversified Banks–0.02%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(g)	10,911	276,048
Oil & Gas Storage & Transportation–0.37%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,755,850
Total Preferred Stocks (Cost $5,960,701)		7,407,677
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.07%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.75%, 03/15/2031	$682,000	907,758
5.50%, 02/01/2037	4	4
		907,762
Federal National Mortgage Association (FNMA)–0.00%
9.50%, 04/01/2030	372	397
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $842,739)		908,159
Shares
Money Market Funds–4.98%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(l)(m)	24,228,999	24,228,999
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(l)(m)	11,882,511	11,878,947
Invesco Treasury Portfolio, Institutional Class, 0.16%(l)(m)	27,690,284	27,690,284
Total Money Market Funds (Cost $63,797,341)		63,798,230
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $989,317,180)		1,279,520,634
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.22%
Invesco Private Government Fund, 0.31%(l)(m)(n)	23,916,704	23,916,704
Invesco Private Prime Fund, 0.34%(l)(m)(n)	55,811,223	55,805,641
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,719,914)		79,722,345
TOTAL INVESTMENTS IN SECURITIES–106.00% (Cost $1,069,037,094)		1,359,242,979
OTHER ASSETS LESS LIABILITIES—(6.00)%		(76,967,195)
NET ASSETS–100.00%		$1,282,275,784
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $30,595,352, which represented 2.39% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2022.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,629,728	$26,814,308	$(21,215,037)	$-	$-	$24,228,999	$2,871
Invesco Liquid Assets Portfolio, Institutional Class	7,883,240	19,153,077	(15,153,598)	(4,297)	525	11,878,947	929
Invesco Treasury Portfolio, Institutional Class	21,291,118	30,644,923	(24,245,757)	-	-	27,690,284	1,681
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,604,761	218,383,701	(217,071,758)	-	-	23,916,704	4,075*
Invesco Private Prime Fund	52,744,442	492,026,800	(488,957,084)	2,433	(10,950)	55,805,641	14,434*
Total	$123,153,289	$787,022,809	$(766,643,234)	$(1,864)	$(10,425)	$143,520,575	$23,990

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	9	June-2022	$(1,032,188)	$25,523	$25,523

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/29/2022	Bank of New York Mellon (The)	GBP	10,235,061	USD	13,548,498	$105,420
04/29/2022	State Street Bank & Trust Co.	EUR	120,451	USD	133,424	77
04/29/2022	State Street Bank & Trust Co.	GBP	146,324	USD	193,940	1,753
04/29/2022	State Street Bank & Trust Co.	USD	102,423	CAD	128,736	539
Subtotal—Appreciation						107,789
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/29/2022	State Street Bank & Trust Co.	CAD	8,948,237	USD	7,112,955	$(43,808)
04/29/2022	State Street Bank & Trust Co.	EUR	7,226,108	USD	7,974,726	(25,015)
04/29/2022	State Street Bank & Trust Co.	GBP	193,044	USD	252,691	(859)
04/29/2022	State Street Bank & Trust Co.	USD	229,769	CAD	286,901	(306)
04/29/2022	State Street Bank & Trust Co.	USD	237,261	EUR	212,465	(2,050)
Subtotal—Depreciation						(72,038)
Total Forward Foreign Currency Contracts						$35,751

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$773,703,958	$28,765,366	$—	$802,469,324
U.S. Dollar Denominated Bonds & Notes	—	259,727,511	—	259,727,511
U.S. Treasury Securities	—	145,209,733	—	145,209,733
Preferred Stocks	7,407,677	—	—	7,407,677
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	908,159	—	908,159
Money Market Funds	63,798,230	79,722,345	—	143,520,575
Total Investments in Securities	844,909,865	514,333,114	—	1,359,242,979
Other Investments - Assets*
Futures Contracts	25,523	—	—	25,523
Forward Foreign Currency Contracts	—	107,789	—	107,789
	25,523	107,789	—	133,312
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(72,038)	—	(72,038)
Total Other Investments	25,523	35,751	—	61,274
Total Investments	$844,935,388	$514,368,865	$—	$1,359,304,253

*	Unrealized appreciation (depreciation).
Invesco V.I. Equity and Income Fund